Commitments & Contingencies - Schedule of Lease Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Components of lease expense:
Operating lease cost	$ 151,282	$ 141,447	$ 191,483
Short-term lease cost			0
Lease impairment cost	0	303,327	303,327	$ 0
Sublease income	(153,248)	(126,992)	(177,588)
Total lease (income) cost	$ (1,966)	$ 317,782	$ 317,222